Segment reporting (Tables)	3 Months Ended
Mar. 31, 2026
Segment reporting
Schedule of summarized financial information

Summarized financial information is as follows:

	Nigeria	SSA	Latam	Total
	$'m	$'m	$'m	$'m

Three months ended March 31, 2026
Revenues from external customers - continuing operations	285.0	130.4	—	415.4
Revenues from external customers - discontinued operations	—	—	51.8	51.8
Revenues from external customers	285.0	130.4	51.8
Segment Adjusted EBITDA	182.6	77.6	37.6	297.8

Three months ended March 31, 2025
Revenues from external customers - continuing operations	271.4	120.7	—	392.1
Revenues from external customers - discontinued operations	—	—	47.5	47.5
Revenues from external customers	271.4	120.7	47.5
Segment Adjusted EBITDA	179.2	71.7	35.6	286.5

Schedule of items included in measurement of adjusted EBITDA

Each segment's Adjusted EBITDA above includes the following items:

	Continuing operations				Discontinued operations
	Nigeria	SSA	Unallocated items	Total	Latam
	$'m	$'m	$'m	$'m	$'m

Three months ended March 31, 2026
Power generation	61.7	23.9	—	85.6	1.2
Staff costs	12.3	7.2	19.9	39.4	6.3
Tower repairs and maintenance	6.6	6.6	—	13.2	2.1

Three months ended March 31, 2025
Power generation	61.7	22.7	—	84.4	1.2
Staff costs	8.0	8.4	24.3	40.7	4.4
Tower repairs and maintenance	5.0	5.7	—	10.7	2.3

Schedule of reconciliation of information on reportable segments to the amounts reported in the financial statements

	Three months ended
	March 31,	March 31,
	2026	2025
	$'m	$'m

Segment Adjusted EBITDA	297.8	286.5
Unallocated corporate expenses(a)	(29.1)	(33.9)
Finance costs	(125.0)	(114.3)
Depreciation and amortization	(55.8)	(89.4)
Share‑based payment expense	(23.9)	(5.5)
Other costs(b)	(24.5)	(3.1)
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent(c)	(32.8)	(2.0)
Business combination costs (note 7)	(9.2)	(0.9)
Insurance claims	—	0.1
Net gain/(loss) on disposal of property, plant and equipment and right-of-use assets	1.5	(1.2)
Net (impairment loss)/reversal of withholding tax receivables (note 7)	(5.5)	12.4
Finance income	126.5	20.5
Exclude: (income)/loss before tax from discontinued operations	(2.8)	21.8
Income before tax	117.2	91.0
(a)	Unallocated corporate expenses primarily consist of costs associated with centralized Group functions including Group executive, finance, HR, IT, legal, tax and treasury services.
(b)	Other costs for the three months ended March 31, 2026, included $17.5 million (three months ended March 31, 2025: $nil) of one-off long-term employee benefit costs in relation to business disposals and the merger agreement with MTN Group Limited announced in February 2026, and one-off expenses related to strategic initiatives and operating systems of $7.0 million (three months ended March 31, 2025: $1.5 million).
(c)	Includes impairment of held for sale non-current assets of $29.9 million (three months ended March 31. 2025: $nil) (see note 20.1).

Schedule of segment assets, liabilities and additions

	Nigeria	SSA	Latam	Total
	$'m	$'m	$'m	$'m

Additions of property, plant and equipment, right-of-use assets and intangible assets:
Three months ended March 31, 2026
- Segments	17.4	8.4	21.5	47.3
- Unallocated items				—
				47.3
Three months ended March 31, 2025
- Segments	1.6	18.7	36.1	56.4
- Unallocated items				0.4
				56.8

Schedule of revenue from tier one customers

	Three months ended
	March 31,	March 31,
	2026	2025

Customer A	69%	71%
Customer B	19%	17%